Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BARRICK MINING CORP
Form or Filing Type	F-10
File Number	333-271603
Initial Filing Date	May 03, 2023
Fee Offset Claimed	$ 440,800
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,000,000,000
Offset Note
(1)
The Registrant previously registered securities, having an aggregate initial offering price of up to U.S.$4,000,000,000, pursuant to a Registration Statement on
Form F-10 (File No. 333-216099)
initially filed on February 16, 2017 (the “2017 Registration Statement”). In connection with the filing of the 2017 Registration Statement, the Registrant made a contemporaneous fee payment in the amount of U.S.$463,600. No securities were sold pursuant to the 2017 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2017 Registration Statement.

(2)
The Registrant subsequently registered securities, having an aggregate initial offering price of up to U.S.$4,000,000,000, pursuant to a Registration Statement on
Form F-10 (File No. 333-230235)
initially filed on March 13, 2019 (the “2019 Registration Statement”). In connection with the filing of the 2019 Registration Statement, the Registrant paid a registration fee in the amount of U.S.$484,800, comprised of (i) $463,600 in offset from the fee related to the unsold securities pursuant to the 2017 Registration Statement and (ii) U.S.$21,200 in contemporaneous fee payment. No securities were sold pursuant to the 2019 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2019 Registration Statement.

(3)
The Registrant subsequently registered securities, having an aggregate initial offering price of up to U.S.$4,000,000,000, pursuant to a Registration Statement on
Form F-10 (File No. 333-255874)
initially filed on May 7, 2021 (the “2021 Registration Statement”). In connection with the filing of the 2021 Registration Statement, the Registrant paid a registration fee in the amount of U.S.$436,400, comprised entirely of $436,400 in offset from the fee related to the unsold securities pursuant to the 2019 Registration Statement (leaving a remainder of U.S.$48,400 from the fee related to the unsold securities pursuant to the 2019 Registration Statement available for future offsets). No securities were sold pursuant to the 2021 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2021 Registration Statement.

(4)
The Registrant subsequently registered securities, having an aggregate initial offering price of up to U.S.$4,000,000,000, pursuant to a Registration Statement on
Form F-10 (File No. 333-271603)
initially filed on May 3, 2023 (the “2023 Registration Statement”). In connection with the filing of the 2023 Registration Statement, the Registrant paid a registration fee in the amount of U.S.$440,800, comprised entirely of U.S.$440,800 in offset from the fee related to the unsold securities pursuant to the 2021 Registration Statement and the remainder available in 2021 for future offsets. No securities were sold under pursuant to the 2023 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2023 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $440,800, the amount of the fee attributable to the unsold securities pursuant to the 2023 Registration Statement, is available to offset against the current registration fee for this Registration Statement. As the total filing fee required for this Registration Statement is U.S.$612,400, taking into consideration the available offset of U.S.$440,800, an additional amount of U.S.$171,600 will be paid herewith.

Termination / Withdrawal Statement	No securities were sold under pursuant to the 2023 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2023 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BARRICK MINING CORP
Form or Filing Type	F-10
File Number	333-230235
Filing Date	Mar. 13, 2019
Fee Paid with Fee Offset Source	$ 21,200
Termination / Withdrawal Statement	No securities were sold pursuant to the 2019 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2019 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BARRICK MINING CORP
Form or Filing Type	F-10
File Number	333-216099
Filing Date	Feb. 16, 2017
Fee Paid with Fee Offset Source	$ 463,600
Termination / Withdrawal Statement	No securities were sold pursuant to the 2017 Registration Statement and the Registrant has terminated or completed any offerings that included the unsold securities under the 2017 Registration Statement.